BBH TRUST

SUPPLEMENT DATED DECEMBER 23, 2024

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 28, 2024

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information. Defined terms not otherwise defined in this supplement have the same meaning as set forth in the Statement of Additional Information (“SAI”).

I.	Officer Table

Effective immediately, the “Officer Table” under the section captioned “Management” beginning on page 43 of the Statement of Additional Information is deleted in their entirety and replaced with the following:

Name, Address and Birth Year	Position(s) Held with the Trust	Term of Office and Length of Time Served#	Principal Occupation(s) During Past 5 Years
Officers
Daniel Greifenkamp 140 Broadway New York, NY 10005 Birth Year: 1969	President and Principal Executive Officer	Since 2023	Principal of BBH&Co. since 2023; joined BBH&Co. in 2011.
Charles H. Schreiber 140 Broadway New York, NY 10005 Birth Year: 1957	Vice President, Treasurer and Principal Financial Officer	Since 2007 2006-2007 with the Predecessor Trust	Managing Director of BBH&Co. since 2023; joined BBH&Co. in 1999.
Paul F. Gallagher 140 Broadway New York, NY 10005 Birth Year: 1959	Chief Compliance Officer (“CCO”)	Since 2015	Managing Director of BBH&Co. since 2023.
Nicole English 140 Broadway New York, NY 10005 Birth Year: 1985	Anti-Money Laundering Officer (“AMLO”)	Since 2022	Vice President of BBH&Co. since 2019; joined BBH&Co. in 2016.
Brian J. Carroll 50 Post Office Square Boston, MA 02110 Birth Year: 1985	Secretary	Since 2021	Vice President of BBH&Co. since 2023; joined BBH&Co. in 2014.
Crystal Cheung 140 Broadway New York, NY 10005 Birth Year: 1974	Assistant Treasurer	Since 2018	Assistant Vice President of BBH&Co. since 2016; joined BBH&Co. in 2014.

#	All officers of the Trust hold office for one year and until their respective successors are chosen and qualified (subject to the ability of the Trustees to remove any officer in accordance with the Trust’s By-laws). Mr. Wagner previously served on the Board of the Predecessor Trust.

II.	Investment Advisory and Administrative Services

Effective January 1, 2025, the seventh paragraph of the “Investment Advisory and Administrative Services” section beginning on page 52 of the SAI is deleted in its entirety and replaced by the following:

“Each Fund pays a fee to the Investment Adviser pursuant to the Agreement which is calculated daily and paid monthly at an annual rate equal to 0.65% for the first $3 billion and 0.60% for amounts over $3 billion of the average daily net assets of the Large Cap Fund, 0.75% for the first $3 billion and 0.70% for amounts over $3 billion of the average daily net assets of Mid Cap Fund, 0.60% for the first $3 billion and 0.55% for amounts over $3 billion of the average daily net assets of the Partner International Equity Fund, 0.85% for the first $3 billion and 0.80% for amounts over $3 billion of the average daily net assets of the Partner Fund — Small Cap Equity, 0.30% for the first $1 billion and 0.25% for amounts over $1 billion of the average daily net assets of the Limited Duration Fund, 0.40% for the first $2.5 billion and 0.35% for amounts over $2.5 billion of the average daily net assets of the Intermediate Municipal Bond Fund, 0.40% for the first $2 billion, 0.38% for the next $1 billion and 0.35% for amounts over $3 billion of the average daily net assets of the Income Fund, and 0.25% for the first $1 billion and 0.20% for amounts over $1 billion of the average daily net assets of the Government Money Market Fund. The Investment Adviser has contractually agreed to limit the annual fund operating expenses (excluding interest, taxes, brokerage commissions, other expenditures that are capitalized in accordance with generally accepted accounting principles, other extraordinary expenses not incurred in the ordinary course of the Funds’ business and amounts payable under the Retail Class shares 12b-1 Plan (see “Distribution Plan” below)) of the Large Cap Fund to 0.80% of average daily net assets for Class I, respectively, the Mid Cap Fund to 0.90% of average daily net assets for Class I and Retail Class, respectively, the Limited Duration Fund to 0.35% for Class N Shares, the Intermediate Municipal Bond Fund to 0.50% and 0.65% for the Class I and Class N Shares, respectively, and the Income Fund to 0.50% and 0.70% for the Class I and Class N Shares, respectively, through March  1, 2025 (the “Expense Limitation Agreement”). The Expense Limitation Agreement may only be terminated with approval of the Board. The Investment Adviser may from time to time waive all or a portion of its advisory fee from the Funds.”

III.	Portfolio Manager Information

Effective January 1, 2025, the “Intermediate Municipal Bond Fund” portion of the “Portfolio Manager Information” section beginning on page 57 of the SAI is deleted in its entirety and replaced by the following:

Intermediate Municipal Bond Fund

The following information about the Fund’s portfolio manager, Mr. Gregory S. Steier, is provided as of the Fund’s most recent fiscal year end.

Gregory S. Steier:

Other Accounts Managed by Gregory S. Steier	Total Number of Other Accounts Managed/ Total Assets (in millions)
Registered Investment Companies	1/$30
Other Pooled Investment Vehicles	None
Other Accounts	20/$5,388

Accounts managed by Mr. Steier for which the advisory fee is totally or partially based on performance, and the number of such accounts and the assets of such accounts for which the advisory fee is totally or partially based on performance of the Fund’s most recently completed fiscal year, can be found in the table below:

Other Accounts Co-Managed by Gregory S. Steier For Which the Advisory Fee is Totally or Partially Based Upon Performance	Total Number of Other Accounts Managed/ Total Assets (in millions)
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	None

Dollar value range of shares owned in the Fund by Mr. Steier: $500,001-$1,000,000.

Matthew Hyman:

Other Accounts Managed by Matthew Hyman	Total Number of Other Accounts Managed/ Total Assets (in millions)
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	None

Accounts managed by Mr. Hyman for which the advisory fee is totally or partially based on performance, and the number of such accounts and the assets of such accounts for which the advisory fee is totally or partially based on performance of the Fund’s most recently completed fiscal year, can be found in the table below:

Other Accounts Co-Managed by Matthew Hyman For Which the Advisory Fee is Totally or Partially Based Upon Performance	Total Number of Other Accounts Managed/ Total Assets (in millions)
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	None

Dollar value range of shares owned in the Fund by Mr. Hyman: $10,001-$50,000.

IV.	Portfolio Manager Information

Effective January 1, 2025, the third paragraph of the “Compensation Structure” portion of the “Portfolio Manager Information” section beginning on page 59 of the SAI is deleted in its entirety and replaced by the following:

“Messrs. Harris and Hyman are Managing Directors of BBH&Co. (collectively the “Managing Directors”) The Managing Directors are paid a fixed base salary and variable incentives based on his performance, the investment performance of the Fund, and overall profitability of BBH & Co. The Managing Directors’ base salary is determined within a market-competitive salary range, based on his experience and performance, and is consistent with the salaries paid to other Managing Directors of BBH & Co. The variable incentives are composed of two separate elements. The first element is a cash bonus paid at the end of each calendar year based on multiple performance criteria using a Balanced Scorecard methodology. The second and typically smaller element is participation in a profit-sharing plan that allows all employees to share in the success of BBH&Co. in meeting its profit objectives. This participation is a uniform portion of each employee’s base salary and is paid to each employee’s 401K account that vests over time. The main criteria for establishing the Managing Directors’ Performance Bonus are the investment performance of the Fund and their leadership, collaboration, and communication skills.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.